Income Taxes - Net Operating Loss and Tax Credit Carryforwards (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	$ 9,787,000,000	$ 10,967,000,000
Net operating losses before benefit of federal deductions	1,800,000,000
Valuation allowance before considering benefit of federal deductions	708,000,000
Net operating losses – U.S.
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	3,065,000,000
Valuation Allowance	0
Net Deferred Tax Asset	3,065,000,000
Net operating losses – U.K. and other
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	446,000,000
Valuation Allowance	(316,000,000)
Net Deferred Tax Asset	130,000,000
Net operating losses – U.S. states
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	1,168,000,000
Valuation Allowance	(460,000,000)
Net Deferred Tax Asset	708,000,000
UNITED KINGDOM | Net operating losses – U.K. and other
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset	6,276,000,000
Valuation Allowance	0
Net Deferred Tax Asset	6,276,000,000
General business credits
Tax Credit Carryforward [Line Items]
Deferred Tax Asset	3,383,000,000
Valuation Allowance	0
Net Deferred Tax Asset	3,383,000,000
Foreign tax credits
Tax Credit Carryforward [Line Items]
Deferred Tax Asset	2,231,000,000
Valuation Allowance	(68,000,000)
Net Deferred Tax Asset	$ 2,163,000,000